Trade and other receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [Line Items]
Current trade receivables	R$ 1,114,976	R$ 812,193
Allowance for expected losses - doubtful accounts	9,042	5,185
Trade and other receivables	1,105,934	807,008
Trade and other current receivables	1,099,964	803,523
Trade and other non-current receivables	5,970	3,485
Domestic operations
Trade and other receivables [Line Items]
Current trade receivables	411,373	271,039
Foreign operations
Trade and other receivables [Line Items]
Current trade receivables	R$ 703,603	R$ 541,154